Intangible Assets, Net	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets, Net

5. Intangible Assets, Net

As of March 31, 2026 and 2025, intangible assets consisted of the following:

	March 31,
	2026	2025
Patents	¥2,453	¥2,101
Trademarks	422	773
Software	16,753	-
Software – Work-in-progress	5,678	4,691
Total intangible assets	25,306	7,565
Less: Accumulated amortization	(3,239)	(461)
Total intangible assets, net	¥22,067	¥7,104

The Company recognized amortization expenses on intangible assets of JPY2,778 and JPY322 during the fiscal years ended March 31, 2026 and 2025, respectively. The Company records amortization expenses in selling, general and administrative expenses in the Statements of Operations.